Derivative Liabilities (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2016	Mar. 31, 2015
Notes to Financial Statements
Change in value of derivative liability	$ 84,508	$ 399,810	$ (83,946)	$ 169,624	$ (563,432)	$ (1,867,621)
Derivative expense	(170,250)	$ (47,469)	(170,250)	$ (382,713)	497,213	1,809,914
Debt Discount, Unamortized	130,631		130,631		88,365
Derivative liabilities	618,060		618,060		446,912	139,983
Derivative liabilities						$ 77,775
Debt Discounts, Conversion Features	$ 105,366		$ 105,366